SEGMENTS OF BUSINESS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 6,883,066	$ 1,476,649
Interest expense	474,926	183,467
Depreciation and amortization	383,454	79,542
Net loss before non-controlling interest	(3,394,533)	(1,264,021)
Non-controlling interest	227,968	101,307
Net loss	(3,166,565)	(1,162,714)
Assets	6,596,431	3,713,748
Non-restaurant investments	1,050,000	1,084,951
Total Assets	7,646,431	4,798,699
Total Liabilities	2,117,878	4,312,931
Expenditures for non-current assets	1,173,801	219,811
Management [Member]
Revenues	130,743	496,402
Interest expense	421,587	118,995
Depreciation and amortization	8,768	8,013
Net loss before non-controlling interest	(2,403,901)	(1,035,763)
Assets	1,606,059	950,966
Total Liabilities	338,537	3,327,318
Expenditures for non-current assets	2,898	2,808
Restaurants [Member]
Revenues	6,752,323	980,247
Interest expense	53,339	64,472
Depreciation and amortization	374,686	71,529
Net loss before non-controlling interest	(990,632)	(228,258)
Assets	4,990,372	2,762,782
Total Liabilities	1,779,341	985,613
Expenditures for non-current assets	$ 1,170,903	$ 217,003